EMPLOYEE BENEFITS - Defined benefit pension plan - Variation of the plan assets (Details) - Defined benefit pension plan - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
EMPLOYEE BENEFITS
Fair value of the plan assets at the beginning of the year	R$ (1,083,719)
Return of the plan assets	150,700	R$ 136,933	R$ 156,475
Remeasurement	1,058,898	457,421	(467,106)
Fair value of plan assets at the end of the year	(658,492)	(1,083,719)
Plan assets
EMPLOYEE BENEFITS
Fair value of the plan assets at the beginning of the year	4,647,361	4,652,000	3,656,891
Return of the plan assets	150,700	136,933	156,475
Contributions from sponsors	173,316	244,123	224,979
Settlement		(228,034)	(179,339)
Payment of benefits	(317,779)	(486,310)	(434,650)
Remeasurement	(791,672)	25,498	334,675
Exchange Variance	(362,451)	303,151	892,969
Fair value of plan assets at the end of the year	3,499,475	4,647,361	R$ 4,652,000
Value of shares included in fair value of plan assets	R$ 10,084	R$ 17,785